Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Central Index Key	0000002691
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016